Loans Receivable - Schedule of Modified TDRs (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Extended maturities		$ 412,000
Interest rate adjustment		277,000
Maturity and interest rate adjustment		1,249,000
Movement to or extension of interest-rate only payments		2,543,000
Forbearance	12,975,000	168,000
Other concession(s) (1)	1,587,000
Total	$ 14,562,000	$ 4,649,000